UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 1999


Check here if Amendment [ ]; Amendment Number: ____
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Hocky Management Company, LLC
Address:  100 South Bedford Road, 2nd Floor
          Mt. Kisco, New York 10549


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature, Place, and Date of Signing:

                                  Mt. Kisco, New York         February 11, 2000
------------------------------    -------------------         -----------------
         [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:        0
                                        ---------

Form 13F Information Table Entry Total:   33
                                        ---------

Form 13F Information Table Value Total: $ 152,254
                                        ---------
                                       (thousands)




List of Other Included Managers:

None

                      HOCKY 13F INFORMATION TABLE 12/31/99

         COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
--------------------------- -------------- ---------  -------- -------------------  ---------- --------  ------------------------
                                                       VALUE   SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS  CUSIP     (X$1000) PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------- -------------- ---------  -------- --------  ---  ----  ---------- --------  -------  ------  -------
AMFM Inc.                   COM            001693100  13,107   167,500   SH            SOLE              158,000           9,500
AT&T Corp.                  COM            001957109  2,541    49,998    SH            SOLE              46,998            3,000
AT&T Corp.                  COM LIB GRPA   001957208  7,283    128,200   SH            SOLE              120,800           7,400
Amphenol Corp.              CL A           032095101  7,932    119,172   SH            SOLE              111,672           7,500
Belden Inc.                 COM            077459105  4,076    194,100   SH            SOLE              181,800           12,300
Cable Design                COM            126924109  3,680    160,000   SH            SOLE              150,800           9,200
Technologoies Corp.
Citizens Utilities Co.      CL B           177342201  6,047    426,200   SH            SOLE              400,900           25,300
Crescent Operating Inc.     COM            22575M100  330      119,900   SH            SOLE              119,900
Digital Generation          COM            253921100  2,472    347,000   SH            SOLE              326,500           20,500
Systems Inc.
Finova Group Inc.           COM            317928109  7,988    225,000   SH            SOLE              211,000           14,000
Gainsco Inc.                COM            363127101  134      25,000    SH            SOLE                                25,000
Hussman International Inc.  COM            448110106  5,272    350,000   SH            SOLE              330,700           19,300
Iwerks Entertainment Inc.   COM            465916104  77       107,500   SH            SOLE              96,900            10,600
Kroger Co.                  COM            501044101  3,209    170,000   SH            SOLE              170,000
Liberte Investors Inc.      COM            530154103  3,311    963,200   SH            SOLE              905,000           58,200
MSC Industrial Direct Co.   CL A           553530106  2,095    158,100   SH            SOLE              148,600           9,500
Inc.
Metro One                   COM            59163F105  589      45,300    SH            SOLE              42,400            2,900
Telecommunication
Metromedia International    COM            591695101  119      25,000    SH            SOLE              20,000            5,000
Group
NTL Inc.                    COM            629407107  5,115    41,000    SH            SOLE              38,625            2,375
Republic Services Inc.      COM            760759100  1,211    85,000    SH            SOLE              80,000            5,000
Rogers Communications Inc.  CL B           775109200  619      25,000    SH            SOLE              23,500            1,500
SFX Entertainment Inc.      CL A           784178105  4,343    120,000   SH            SOLE              112,900           7,100
E W Scripps Co. New         CL A           811054204  5,378    120,000   SH            SOLE              112,500           7,500
Shaw Communications Inc.    CL B           82028K200  3,313    100,000   SH            SOLE              94,000            6,000
Suiza Foods Corp.           COM            865077101  5,096    128,600   SH            SOLE              121,600           7,000
TV Guide Inc.               CL A           87307Q109  2,580    60,000    SH            SOLE              56,000            4,000
Telephone & Data Systems    COM            879433100  2,142    17,000    SH            SOLE              16,000            1,000
Inc.
Todd AO Corp.               CL A CONV      888896107  10,462   343,000   SH            SOLE              323,800           19,200
USA Networks Inc.           COM            902984103  7,735    140,000   SH            SOLE              132,000           8,000
Unitedglobalcom             CL A           913247508  23,603   334,200   SH            SOLE              311,400           22,800
Water Pik Technologies      COM            94113U100  1,824    190,700   SH            SOLE              179,300           11,400
Inc.
Williams Sonoma Inc.        COM            969904101  6,164    134,000   SH            SOLE              126,000           8,000
Young Broadcasting Inc.     CL A           987434107  2,407    47,200    SH            SOLE              44,400            2,800